Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 26,297	$ 31,875
Accounts and notes receivable, net of allowance of $2,079 and $1,082 as of December 31, 2015 and December 31, 2014, respectively	72,009	80,321
Inventory, net	10,675	5,971
Restricted cash	31,565	20,427
Current portion of deferred tax asset, net	16,300	24,303
Prepaid expenses, deferred costs, and other current assets	56,678	34,508
Total current assets	213,524	197,405
Property and equipment, net of accumulated depreciation of $360,722 and $337,301 as of December 31, 2015 and December 31, 2014, respectively	375,488	335,795
Intangible assets, net	157,848	177,540
Goodwill	548,936	511,963
Deferred tax asset, net	11,950	10,487
Prepaid expenses, deferred costs, and other noncurrent assets	19,257	22,600
Total assets	1,327,003	1,255,790
Current liabilities:
Current portion of long-term debt		35
Current portion of other long-term liabilities	32,732	34,937
Accounts payable	25,850	35,984
Accrued liabilities	219,058	179,966
Total current liabilities	277,640	250,922
Long-term liabilities:
Long-term debt	575,399	612,662
Asset retirement obligations	51,685	52,039
Deferred tax liability, net	21,829	15,916
Other long-term liabilities	30,657	37,716
Total liabilities	$ 957,210	$ 969,255
Commitments and contingencies
Stockholders' equity:
Common stock, $0.0001 par value; 125,000,000 shares authorized; 52,129,395 and 51,596,360 shares issued as of December 31, 2015 and December 31, 2014, respectively; 44,953,620 and 44,562,122 shares outstanding as of December 31, 2015 and December 31, 2014, respectively	$ 5	$ 5
Additional paid-in capital	374,564	352,166
Accumulated other comprehensive loss, net	(88,126)	(83,007)
Retained earnings	185,897	118,817
Treasury stock: 7,175,775 and 7,034,238 shares at cost as of December 31, 2015 and December 31, 2014, respectively	(102,566)	(97,835)
Total parent stockholders' equity	369,774	290,146
Noncontrolling interests	19	(3,611)
Total stockholders' equity	369,793	286,535
Total liabilities and stockholders' equity	$ 1,327,003	$ 1,255,790